Long-Term Debt and Capital Leases 10-K (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
LONG-TERM DEBT AND CAPITAL LEASES [Abstract]
Long-term debt and capital lease obligations
Long-term debt and capital lease obligations consist of the following (in thousands):

	December 4, 2012	June 5, 2012
Senior unsecured notes	$238,500	$250,000
Unamortized discount	(3,296)	(3,646)
Senior unsecured notes less unamortized discount	235,204	246,354
Mortgage loan obligations	73,305	80,076
Capital lease obligations	188	233
	308,697	326,663
Less current maturities	9,988	12,454
	$298,709	$314,209

Long-term debt and capital lease obligations consist of the following (in thousands):

	2012	2011
Senior unsecured notes	$250,000
Unamortized discount	(3,646)
Senior unsecured notes less unamortized discount	246,354
Revolving credit facility	-	$177,000
Series B senior notes:
due April 2013	-	44,442
Mortgage loan obligations	80,076	122,546
Capital lease obligations	233	286
	326,663	344,274
Less current maturities	12,454	15,090
	$314,209	$329,184

Estimated annual maturities of long-term debt and capital lease obligations
Estimated annual maturities of long-term debt and capital lease obligations at June 5, 2012 are as follows (in thousands):

2013	$12,454
2014	8,743
2015	8,084
2016	10,894
2017	15,714
Subsequent years	270,774
$326,663